Income Taxes - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Dec. 31, 2012 CNY
Income Taxes [Line Items]
Unrecognized tax benefits	$ 23,443,000	143,473,000		143,473,000	[1]
Income tax expenses	42,104,000	257,676,000	24,329,000
Effective tax rates	43.00%	43.00%	3.00%
Statutory income tax rate	25.00%	25.00%
Valuation allowance	$ 46,314,706	283,446,000

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.